Leasehold improvement and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leasehold improvement and equipment
Leasehold improvement and equipment at beginning of year	€ 3,814
Leasehold improvement and equipment at end of year	3,823	€ 3,814
Cost
Leasehold improvement and equipment
Leasehold improvement and equipment at beginning of year	7,395	5,199
Additions	658	2,196
Leasehold improvement and equipment at end of year	8,053	7,395
Accumulated depreciation
Leasehold improvement and equipment
Leasehold improvement and equipment at beginning of year	(3,581)	(2,973)
Depreciation charge for the year	649	608
Leasehold improvement and equipment at end of year	(4,230)	(3,581)
Leasehold improvements
Leasehold improvement and equipment
Leasehold improvement and equipment at beginning of year	20
Leasehold improvement and equipment at end of year	18	20
Leasehold improvements | Cost
Leasehold improvement and equipment
Leasehold improvement and equipment at beginning of year	74	74
Additions	0	0
Leasehold improvement and equipment at end of year	74	74
Leasehold improvements | Accumulated depreciation
Leasehold improvement and equipment
Leasehold improvement and equipment at beginning of year	(54)	(47)
Depreciation charge for the year	2	7
Leasehold improvement and equipment at end of year	(56)	(54)
Laboratory and office equipment
Leasehold improvement and equipment
Leasehold improvement and equipment at beginning of year	3,794
Leasehold improvement and equipment at end of year	3,805	3,794
Laboratory and office equipment | Cost
Leasehold improvement and equipment
Leasehold improvement and equipment at beginning of year	7,321	5,125
Additions	658	2,196
Leasehold improvement and equipment at end of year	7,979	7,321
Laboratory and office equipment | Accumulated depreciation
Leasehold improvement and equipment
Leasehold improvement and equipment at beginning of year	(3,527)	(2,926)
Depreciation charge for the year	647	601
Leasehold improvement and equipment at end of year	€ (4,174)	€ (3,527)